SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	1,501,335
Granted | shares	524,000
Exercised | shares	(9,250)
Forfeited | shares	(605,335)
Outstanding - end of the year | shares	1,410,750
Options exercisable at the end of the year | shares	378,000
Vested and expected to vest | shares	1,410,750
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 25.53
Granted | $ / shares	14.73
Exercised | $ / shares	12.80
Forfeited | $ / shares	31.63
Outstanding - end of the year | $ / shares	19.16
Options exercisable at the end of the year | $ / shares	26.11
Vested and expected to vest | $ / shares	$ 19.16
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 776
Options exercisable at the end of the year | $	98
Vested and expected to vest | $	$ 776